UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.7%
Consumer Discretionary 24.3%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		40,000	41,150
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		200,000	198,500
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		150,000	152,625
Ally Financial, Inc.:
3.25%, 2/13/2018		265,000	268,445
4.125%, 3/30/2020		590,000	609,912
5.75%, 11/20/2025		200,000	211,250
Altice Financing SA, 144A, 7.5%, 5/15/2026		210,000	225,487
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		210,000	217,087
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026		95,000	97,168
AMC Networks, Inc., 5.0%, 4/1/2024		265,000	267,486
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		295,000	306,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	125,509
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		130,000	129,675
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		55,000	59,469
Block Communications, Inc.:
144A, 6.875%, 2/15/2025		65,000	68,744
144A, 7.25%, 2/1/2020		155,000	158,177
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	54,000
CalAtlantic Group, Inc., 5.25%, 6/1/2026		119,000	119,149
Caleres, Inc., 6.25%, 8/15/2023		40,000	41,900
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		200,000	209,500
144A, 9.5%, 12/15/2024		200,000	214,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		120,000	124,500
144A, 5.125%, 5/1/2027		160,000	166,200
144A, 5.5%, 5/1/2026		765,000	811,856
144A, 5.875%, 4/1/2024		105,000	112,613
144A, 5.875%, 5/1/2027		155,000	166,485
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	217,813
144A, 6.375%, 9/15/2020		140,000	144,287
Churchill Downs, Inc., 5.375%, 12/15/2021		50,000	52,063
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		20,000	19,650
CSC Holdings LLC:
5.25%, 6/1/2024		80,000	80,500
144A, 5.5%, 4/15/2027		310,000	318,912
Dana, Inc.:
5.375%, 9/15/2021		500,000	518,750
5.5%, 12/15/2024		55,000	57,475
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	404,000
5.875%, 7/15/2022		150,000	160,875
6.75%, 6/1/2021		30,000	33,075
Dollar Tree, Inc.:
5.25%, 3/1/2020		315,000	323,977
5.75%, 3/1/2023		105,000	111,431
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		310,000	320,075
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		130,000	132,600
5.125%, 11/15/2023		60,000	62,325
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		150,000	154,500
144A, 5.25%, 12/15/2023		210,000	215,775
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	109,038
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		85,000	89,675
144A, 5.75%, 4/15/2024		55,000	58,163
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	25,375
Lennar Corp.:
4.125%, 1/15/2022		130,000	131,625
4.75%, 11/15/2022		150,000	154,275
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		45,000	43,481
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	162,750
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		85,000	87,338
144A, 4.75%, 12/15/2021		80,000	81,600
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	46,350
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		105,000	105,394
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		75,000	76,125
5.5%, 5/15/2026		85,000	84,422
PulteGroup, Inc., 4.25%, 3/1/2021		320,000	327,520
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	85,300
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	25,570
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		20,000	20,300
144A, 5.375%, 4/15/2023		5,000	5,088
Sally Holdings LLC, 5.625%, 12/1/2025		150,000	152,625
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		340,000	361,675
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	51,250
SFR Group SA:
144A, 6.0%, 5/15/2022		290,000	300,785
144A, 7.375%, 5/1/2026		315,000	326,419
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		150,000	153,000
Springs Industries, Inc., 6.25%, 6/1/2021		115,000	118,738
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	45,450
Tenneco, Inc., 5.0%, 7/15/2026		110,000	110,275
Toll Brothers Finance Corp., 4.875%, 11/15/2025		95,000	96,425
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		55,000	56,100
4.875%, 7/1/2021		610,000	629,825
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		300,000	313,500
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		305,000	311,862
Viacom, Inc.:
5.875%, 2/28/2057		40,000	40,734
6.25%, 2/28/2057		45,000	45,519
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		80,000	77,000
144A, 8.5%, 10/15/2022		80,000	83,600
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026		200,000	204,978
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		45,000	46,013
			13,730,932
Consumer Staples 2.3%
Aramark Services, Inc.:
4.75%, 6/1/2026		305,000	305,762
5.125%, 1/15/2024		60,000	62,856
Cott Beverages, Inc.:
5.375%, 7/1/2022		145,000	148,625
6.75%, 1/1/2020		55,000	56,856
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		200,000	213,000
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		60,000	61,950
144A, 7.25%, 6/1/2021		205,000	211,150
144A, 8.25%, 2/1/2020		65,000	66,625
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		60,000	61,125
144A, 5.75%, 3/1/2027		75,000	75,891
144A, 6.75%, 12/1/2021		45,000	48,308
			1,312,148
Energy 14.0%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		70,000	71,050
Antero Resources Corp.:
5.125%, 12/1/2022		100,000	100,500
5.375%, 11/1/2021		85,000	86,913
5.625%, 6/1/2023		60,000	60,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,138
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	75,938
Cheniere Corpus Christi Holdings LLC:
144A, 5.875%, 3/31/2025		105,000	111,037
144A, 7.0%, 6/30/2024		100,000	112,000
Chesapeake Energy Corp.:
6.625%, 8/15/2020		120,000	119,400
144A, 8.0%, 1/15/2025		100,000	99,250
Continental Resources, Inc.:
4.5%, 4/15/2023		65,000	63,700
5.0%, 9/15/2022		580,000	591,600
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		40,000	41,500
DCP Midstream Operating LP, 2.7%, 4/1/2019		200,000	198,500
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	210,690
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		130,000	130,325
Energy Transfer Equity LP, 7.5%, 10/15/2020		500,000	561,875
EP Energy LLC:
144A, 8.0%, 11/29/2024		50,000	53,000
144A, 8.0%, 2/15/2025		95,000	92,625
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		35,000	34,825
144A, 6.375%, 5/15/2025		70,000	70,350
6.625%, 5/1/2023		30,000	30,525
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		110,000	109,175
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		80,000	84,000
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	92,250
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		200,000	177,500
144A, 6.5%, 3/15/2021		200,000	204,500
144A, 6.5%, 1/15/2025		149,000	145,647
Murphy Oil Corp., 6.875%, 8/15/2024		65,000	69,583
Newfield Exploration Co.:
5.375%, 1/1/2026		45,000	46,913
5.75%, 1/30/2022		80,000	85,400
Noble Holding International Ltd.:
7.2%, 4/1/2025		55,000	53,281
7.75%, 1/15/2024		215,000	209,087
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		30,000	30,516
6.875%, 1/15/2023		10,000	10,138
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		35,000	35,350
144A, 5.375%, 1/15/2025		55,000	55,825
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		60,000	61,950
Peabody Securities Finance Corp.:
144A, 6.0%, 3/31/2022		15,000	15,300
144A, 6.375%, 3/31/2025		110,000	112,200
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		40,000	43,300
Range Resources Corp.:
4.875%, 5/15/2025		165,000	156,131
144A, 5.0%, 8/15/2022		100,000	97,500
144A, 5.875%, 7/1/2022		65,000	66,463
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		106,800	111,890
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	255,373
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	15,863
Rowan Companies, Inc., 7.375%, 6/15/2025		70,000	72,625
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	282,498
5.625%, 4/15/2023		150,000	164,965
144A, 5.875%, 6/30/2026		155,000	173,860
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		40,000	40,600
Sunoco LP:
5.5%, 8/1/2020		50,000	50,375
6.25%, 4/15/2021		250,000	253,750
6.375%, 4/1/2023		45,000	45,450
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		70,000	72,975
Tesoro Corp.:
144A, 4.75%, 12/15/2023		165,000	170,775
144A, 5.125%, 12/15/2026		125,000	132,187
Tesoro Logistics LP:
5.25%, 1/15/2025		170,000	179,137
6.125%, 10/15/2021		30,000	31,313
6.375%, 5/1/2024		65,000	70,660
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		35,000	36,050
Weatherford International Ltd.:
4.5%, 4/15/2022		105,000	100,406
144A, 9.875%, 2/15/2024		170,000	196,350
Whiting Petroleum Corp.:
5.75%, 3/15/2021		140,000	139,300
6.25%, 4/1/2023		70,000	70,175
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		165,000	162,937
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	161,625
			7,935,639
Financials 5.0%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		200,000	206,976
4.625%, 10/30/2020		670,000	714,810
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	96,425
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	424,599
144A, 5.0%, 5/15/2018		80,000	80,960
5.0%, 8/15/2022		400,000	424,000
CNO Financial Group, Inc.:
4.5%, 5/30/2020		150,000	155,625
5.25%, 5/30/2025		45,000	46,350
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	266,650
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		160,000	170,000
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	62,100
5.375%, 11/15/2022		50,000	52,973
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		110,000	113,247
			2,814,715
Health Care 5.1%
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	60,900
Endo Finance LLC:
144A, 5.375%, 1/15/2023		80,000	70,800
144A, 5.75%, 1/15/2022		80,000	74,200
Endo Ltd., 144A, 6.0%, 2/1/2025		45,000	40,219
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		45,000	47,583
HCA, Inc.:
4.5%, 2/15/2027		150,000	149,625
4.75%, 5/1/2023		300,000	314,625
5.25%, 6/15/2026		170,000	179,562
6.5%, 2/15/2020		340,000	373,249
7.5%, 2/15/2022		170,000	196,137
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		50,000	50,250
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,275
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		120,000	120,900
5.5%, 12/1/2021		105,000	109,266
5.875%, 12/1/2023		85,000	87,337
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		25,000	25,063
144A, 5.625%, 10/15/2023		50,000	48,000
Tenet Healthcare Corp.:
4.463% **, 6/15/2020		60,000	60,750
144A, 7.5%, 1/1/2022		70,000	75,775
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		110,000	98,587
144A, 5.875%, 5/15/2023		105,000	85,444
144A, 6.125%, 4/15/2025		305,000	242,856
144A, 7.5%, 7/15/2021		385,000	353,719
			2,896,122
Industrials 9.0%
ADT Corp.:
3.5%, 7/15/2022		55,000	52,181
5.25%, 3/15/2020		90,000	95,400
6.25%, 10/15/2021		155,000	169,144
Air Lease Corp., 4.75%, 3/1/2020		1,110,000	1,179,153
Allegion PLC, 5.875%, 9/15/2023		30,000	32,100
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		105,000	102,900
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	139,219
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	129,512
144A, 6.0%, 10/15/2022		95,000	95,119
144A, 8.75%, 12/1/2021		36,000	39,870
CNH Industrial Capital LLC, 3.875%, 7/16/2018		60,000	61,350
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	86,275
DR Horton, Inc., 4.0%, 2/15/2020		30,000	31,200
EnerSys, 144A, 5.0%, 4/30/2023		15,000	15,263
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		85,000	87,337
FTI Consulting, Inc., 6.0%, 11/15/2022		80,000	83,400
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	100,537
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		120,000	125,400
144A, 5.0%, 11/15/2025		60,000	63,068
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		80,000	82,800
Koppers, Inc., 144A, 6.0%, 2/15/2025		135,000	140,400
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024		43,000	49,719
Masonite International Corp., 144A, 5.625%, 3/15/2023		65,000	67,112
Mercer International, Inc., 144A, 6.5%, 2/1/2024		70,000	71,400
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	51,250
Novelis Corp.:
144A, 5.875%, 9/30/2026		165,000	169,744
144A, 6.25%, 8/15/2024		85,000	90,100
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	62,475
5.375%, 3/1/2025		240,000	248,400
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		25,000	26,063
144A, 5.5%, 2/15/2024		165,000	172,458
Ply Gem Industries, Inc., 6.5% , 2/1/2022		145,000	150,379
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		10,000	10,938
Ritchie Bros. Auctioneers, Inc., 144A, 5.375%, 1/15/2025		60,000	61,725
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	109,350
Summit Materials LLC:
6.125%, 7/15/2023		100,000	104,000
8.5%, 4/15/2022		45,000	50,400
Titan International, Inc., 6.875%, 10/1/2020		85,000	87,337
United Rentals North America, Inc.:
5.5%, 5/15/2027		153,000	156,375
5.875%, 9/15/2026		110,000	115,775
6.125%, 6/15/2023		10,000	10,513
7.625%, 4/15/2022		43,000	44,895
WESCO Distribution, Inc., 5.375%, 6/15/2024		80,000	82,400
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		30,000	31,500
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	155,812
			5,091,748
Information Technology 4.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,120
Cardtronics, Inc., 5.125%, 8/1/2022		50,000	50,625
CDW LLC:
5.0%, 9/1/2025 (b)		60,000	60,863
6.0%, 8/15/2022		115,000	121,756
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		135,000	139,429
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		195,000	204,486
144A, 5.875%, 6/15/2021		65,000	68,779
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	100,605
EMC Corp., 1.875%, 6/1/2018		300,000	298,798
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	57,337
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	107,500
IHS Markit Ltd., 144A, 4.75%, 2/15/2025		45,000	46,378
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	113,400
Match Group, Inc., 6.375%, 6/1/2024		50,000	54,000
Micron Technology, Inc.:
5.5%, 2/1/2025		50,000	51,625
144A, 7.5%, 9/15/2023		170,000	189,550
NCR Corp.:
5.875%, 12/15/2021		20,000	20,950
6.375%, 12/15/2023		50,000	53,438
Netflix, Inc., 5.875%, 2/15/2025		150,000	162,187
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		100,000	100,750
NXP BV, 144A, 4.125%, 6/1/2021		200,000	207,620
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	48,038
Symantec Corp., 144A, 5.0%, 4/15/2025		100,000	102,644
Western Digital Corp.:
144A, 7.375%, 4/1/2023		45,000	49,388
10.5%, 4/1/2024		75,000	87,750
			2,534,016
Materials 14.2%
AK Steel Corp.:
7.5%, 7/15/2023		100,000	109,250
7.625%, 5/15/2020		100,000	101,930
Anglo American Capital PLC:
144A, 4.125%, 9/27/2022		200,000	203,500
144A, 4.875%, 5/14/2025		300,000	311,250
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		200,000	205,500
144A, 7.25%, 5/15/2024		200,000	218,000
Ball Corp., 4.375%, 12/15/2020		45,000	47,250
Berry Plastics Corp., 5.5%, 5/15/2022		160,000	166,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	55,825
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	211,500
Chemours Co.:
6.625%, 5/15/2023		60,000	63,675
7.0%, 5/15/2025		25,000	27,156
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		55,000	54,863
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	270,650
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/2025		70,000	71,575
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		225,000	224,437
2.375%, 3/15/2018		495,000	492,525
3.55%, 3/1/2022		150,000	139,312
Graphic Packaging International, Inc., 4.125%, 8/15/2024		109,000	108,182
Greif, Inc., 7.75%, 8/1/2019		230,000	255,875
Hexion, Inc.:
6.625%, 4/15/2020		50,000	46,500
144A, 10.375%, 2/1/2022		25,000	25,750
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		20,000	21,350
144A, 7.625%, 1/15/2025		30,000	32,775
Huntsman International LLC, 5.125%, 11/15/2022		250,000	262,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024		80,000	84,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	104,500
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		65,000	67,925
144A, 10.375%, 5/1/2021		50,000	56,188
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		175,000	181,344
5.75%, 10/15/2020		920,000	947,600
6.875%, 2/15/2021		132,868	136,522
144A, 7.0%, 7/15/2024		20,000	21,513
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,181
144A, 5.125%, 12/1/2024		15,000	15,675
Silgan Holdings, Inc., 144A, 4.75%, 3/15/2025		45,000	45,281
Teck Resources Ltd.:
3.75%, 2/1/2023		250,000	243,700
4.5%, 1/15/2021		850,000	881,344
5.4%, 2/1/2043		150,000	142,875
144A, 8.0%, 6/1/2021		160,000	178,200
144A, 8.5%, 6/1/2024		30,000	35,025
Tronox Finance LLC:
6.375%, 8/15/2020		275,000	279,812
144A, 7.5%, 3/15/2022		70,000	73,150
United States Steel Corp., 144A, 8.375%, 7/1/2021		185,000	208,125
Valvoline, Inc., 144A, 5.5%, 7/15/2024		45,000	47,475
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	435,246
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,575
144A, 5.625%, 10/1/2024		15,000	15,938
			7,997,124
Real Estate 1.9%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		110,000	116,080
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		70,000	73,938
(REIT), 5.375%, 4/1/2023		265,000	274,937
(REIT), 5.75%, 1/1/2025		50,000	53,000
(REIT), 5.875%, 1/15/2026		50,000	53,406
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		60,000	61,650
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		20,000	20,200
(REIT), 6.375%, 2/15/2022		110,000	113,712
(REIT), 6.375%, 3/1/2024		105,000	112,088
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		125,000	127,675
(REIT), 4.875%, 6/1/2026		50,000	52,375
			1,059,061
Telecommunication Services 10.0%
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	210,310
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	42,275
Series T, 5.8%, 3/15/2022		150,000	154,500
Series S, 6.45%, 6/15/2021		165,000	175,829
Series W, 6.75%, 12/1/2023		185,000	193,556
Series Y, 7.5%, 4/1/2024		165,000	177,375
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	41,050
144A, 5.0%, 6/15/2021		95,000	97,850
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	194,006
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	42,975
7.125%, 1/15/2023		235,000	212,675
8.5%, 4/15/2020		35,000	37,100
10.5%, 9/15/2022		195,000	202,738
11.0%, 9/15/2025		500,000	502,500
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		90,000	99,788
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		186,000	201,810
Level 3 Financing, Inc.:
5.375%, 8/15/2022		215,000	222,901
5.375%, 1/15/2024		60,000	61,575
6.125%, 1/15/2021		60,000	62,175
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	209,200
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	92,863
7.0%, 8/15/2020		500,000	539,375
Sprint Corp., 7.125%, 6/15/2024		440,000	475,064
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		351,000	374,692
6.125%, 1/15/2022		40,000	42,300
6.375%, 3/1/2025		151,000	162,322
6.5%, 1/15/2026		5,000	5,494
Telesat Canada, 144A, 8.875%, 11/15/2024		80,000	87,400
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	83,008
Windstream Services LLC:
7.75%, 10/15/2020		90,000	92,419
7.75%, 10/1/2021		150,000	154,500
Zayo Group LLC:
144A, 5.75%, 1/15/2027		40,000	42,292
6.0%, 4/1/2023		205,000	216,787
6.375%, 5/15/2025		139,000	149,773
			5,660,477
Utilities 2.4%
AmeriGas Partners LP:
5.5%, 5/20/2025		160,000	162,200
5.75%, 5/20/2027		145,000	145,725
Calpine Corp.:
5.375%, 1/15/2023		85,000	85,850
5.75%, 1/15/2025		185,000	183,150
Dynegy, Inc., 7.625%, 11/1/2024		140,000	133,000
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	70,175
NRG Energy, Inc.:
6.25%, 7/15/2022		300,000	305,250
144A, 6.625%, 1/15/2027		45,000	44,212
7.25%, 5/15/2026		160,000	164,600
7.875%, 5/15/2021		6,000	6,225
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		35,000	34,038
			1,334,425
Total Corporate Bonds (Cost $50,552,994)			52,366,407
Asset-Backed 4.2%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 4.432% **, 7/18/2027		375,000	375,239
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.681% **, 7/20/2027		1,000,000	1,003,832
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 4.281% **, 7/20/2026		500,000	497,430
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.63% **, 10/15/2023		500,000	499,976
Total Asset-Backed (Cost $2,331,977)			2,376,477
Government & Agency Obligations 4.2%
Other Government Related (c) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	274,606
Sovereign Bonds 3.7%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	109,797
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	243,766
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	204,500
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	235
Republic of El Salvador, 144A, 8.625%, 2/28/2029		30,000	30,225
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	45,080
Republic of Panama, 9.375%, 1/16/2023		665,000	857,850
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	206,781
144A, 5.75%, 1/18/2022		365,000	378,179
			2,076,413
Total Government & Agency Obligations (Cost $2,294,106)			2,351,019
Loan Participations and Assignments 33.6%
Senior Loans **
Consumer Discretionary 9.6%
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.25%, 2/14/2024		427,020	427,488
Altice U.S. Finance I Corp., Term Loan B, 3.781%, 1/15/2025		407,310	412,487
Atlantic Broadband Finance LLC, Term Loan B, 3.281%, 11/30/2019		967,575	974,426
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.78%, 4/30/2019		310,000	311,066
Hilton Worldwide Finance LLC:
Term Loan B2, 3.278%, 10/25/2023		813,065	818,489
Term Loan B1, 3.5%, 10/26/2020		59,801	60,309
Quebecor Media, Inc., Term Loan B1, 3.539%, 8/17/2020		928,844	934,068
Seminole Tribe of Florida, Term Loan, 3.248%, 4/29/2020		781,750	785,072
Visteon Corp., Term Delay Draw B, 3.929%, 4/9/2021		700,000	708,096
			5,431,501
Consumer Staples 2.8%
Albertson's LLC, Term Loan B6, 4.302%, 6/22/2023		497,799	505,609
Pinnacle Foods Finance LLC, Term Loan B, 3.06%, 2/2/2024		1,045,000	1,051,746
			1,557,355
Energy 0.1%
MEG Energy Corp., Term Loan B, 4.54%, 12/31/2023		40,200	40,512
Health Care 3.3%
Community Health Systems, Inc.:
Term Loan G, 3.746%, 12/31/2019		69,714	69,246
Term Loan H, 3.999%, 1/27/2021		128,273	126,363
DaVita HealthCare Partners, Inc., Term Loan B, 3.531%, 6/24/2021		1,107,600	1,124,214
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.03%, 2/13/2019		282,096	283,838
Term Loan B, 5.28%, 12/11/2019		266,631	268,278
			1,871,939
Industrials 6.3%
AerCap Holdings NV, Term Loan A, 3.5%, 10/6/2023		425,000	429,560
BE Aerospace, Inc., Term Loan B, 3.993%, 12/16/2021		834,545	840,020
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		601,144	605,467
Sabre, Inc., Term Loan B, 3.884%, 2/19/2019		493,885	498,591
TransDigm, Inc., Term Loan F, 3.781%, 6/9/2023		468,497	471,591
Waste Industries U.S.A., Inc., Term Loan, 3.531%, 2/27/2020		691,206	696,390
			3,541,619
Information Technology 1.1%
First Data Corp., Term Loan, 3.779%, 3/24/2021		618,375	624,896
Materials 4.8%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		725,668	728,502
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 2/1/2023		377,430	382,738
Berry Plastics Group, Inc.:
Term Loan L, 3.022%, 1/6/2021		304,001	305,918
Term Loan D, 3.5%, 2/8/2020		616,273	617,986
MacDermid, Inc., Term Loan, 5.0%, 6/7/2023		507,984	514,524
PolyOne Corp., Term Loan B, 3.03%, 11/12/2022		163,351	164,781
			2,714,449
Telecommunication Services 0.4%
DigitalGlobe, Inc., Term Loan B, 3.531%, 1/15/2024		220,000	221,272
Utilities 5.2%
Calpine Corp., Term Loan B5, 3.75%, 1/15/2024		1,827,175	1,839,061
NRG Energy, Inc., Term Loan B, 3.031%, 6/30/2023		1,105,511	1,110,839
			2,949,900
Total Loan Participations and Assignments (Cost $18,819,030)			18,953,443
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $115,698)		115,743	116,275
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		31	842
Materials 0.0%
GEO Specialty Chemicals, Inc.*		11,502	4,436
Total Common Stocks (Cost $19,550)			5,278
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $20,981)		95	368
Cash Equivalents 4.9%
Deutsche Central Cash Management Government Fund, 0.56% (d) (Cost $2,798,796)		2,798,796	2,798,796
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,953,132) †		139.8	78,968,063
Other Assets and Liabilities, Net		(0.8)	(498,486)
Notes Payable		(39.0)	(22,000,000)
Net Assets		100.0	56,469,577

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2017.
† The cost for federal income tax purposes was $77,154,510. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $1,813,553. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,190,331 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $376,778.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued security.
(c) Government-backed debt issued by financial companies or government sponsored enterprises.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$52,366,407	$—	$52,366,407
Asset-Backed	—	2,376,477	—	2,376,477
Government & Agency Obligations	—	2,351,019	—	2,351,019
Loan Participations and Assignments	—	18,953,443	—	18,953,443
Convertible Bond	—	—	116,275	116,275
Common Stocks	842	—	4,436	5,278
Warrants (a)	—	—	368	368
Short-Term Investments (e)	2,798,796	—	—	2,798,796
Total	$2,799,638	$76,047,346	$121,079	$78,968,063

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017